PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 172
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss	126
Natural gas
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	97
Industrials
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	87
Infrastructure services
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	78
Reversal of impairment loss	$ 48